Stock Based Compensation - Summary of stock based compensation activity's (Parenthetical) (Details) - Stock options - $ / shares		Jun. 30, 2025		Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options outstanding range of exercise prices		$ 16.78	[1]	$ 15.81
Stock options exercisable range of exercise prices	[1]	16.78
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options outstanding range of exercise prices		12.5
Stock options exercisable range of exercise prices		12.5
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options outstanding range of exercise prices		19.13
Stock options exercisable range of exercise prices		$ 19.13

[1]	Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.